DEBT - Schedule of Debt (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Deferred charges	$ (4,659)	$ (5,350)
Total debt	1,287,498	1,058,418
Less: current portion	0	0
Long-term debt	1,287,498	1,058,418
Repayments of Debt	(68,531)
Proceeds from Issuance of Debt	50,000
Noncash or Part Noncash Acquisition, Debt Assumed	241,900
Amortization Of Purchase Price Adjustment	4,986
Debt Related Commitment Fees and Debt Issuance Costs	0
Amortization of Debt Issuance Costs	691
Convertible Debt
Debt Instrument [Line Items]
Long-term debt	182,286	177,300
Seller's Credit [Member]
Debt Instrument [Line Items]
Long-term debt	22,500	0
Term Loan Facility of $33.93 Million
Debt Instrument [Line Items]
Long-term debt	26,013	28,275
Term Loan Facility of $82.5 Million [Member]
Debt Instrument [Line Items]
Long-term debt	39,433	44,367
Term Loan Facility of $284 Million
Debt Instrument [Line Items]
Long-term debt	242,523	258,538
Term Loan Facility of $420 Million [Member]
Debt Instrument [Line Items]
Long-term debt	367,909	388,545
Term Loan Facility of $425 Million [Member]
Debt Instrument [Line Items]
Long-term debt	206,545	166,743
Term Loan Facility of $109.2 Million [Member]
Debt Instrument [Line Items]
Long-term debt	88,140	0
Term Loan Facility of $73.4 Million [Member]
Debt Instrument [Line Items]
Long-term debt	53,448	0
Term Loan Facility of $80.2 Million [Member]
Debt Instrument [Line Items]
Long-term debt	63,360	0
Secured Debt [Member]
Debt Instrument [Line Items]
Long-term debt	1,087,371	886,468
Convertible Debt
Debt Instrument [Line Items]
Repayments of Debt	0
Proceeds from Issuance of Debt	0
Amortization Of Purchase Price Adjustment	4,986
Secured Debt [Member]
Debt Instrument [Line Items]
Repayments of Debt	(68,531)
Proceeds from Issuance of Debt	50,000
Hemen Holdings Ltd [Domain] | Seller's Credit [Member]
Debt Instrument [Line Items]
Long-term debt	22,500	$ 0
Noncash or Part Noncash Acquisition, Debt Assumed	22,500
Quintana Shipping Ltd [Domain]
Debt Instrument [Line Items]
Noncash or Part Noncash Acquisition, Debt Assumed	$ 285,200